Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	Pax World Funds Series Trust I
Entity Central Index Key	dei_EntityCentralIndexKey	0000076721
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2021
Pax Global Environmental Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Pax World Funds Series Trust I

Supplement Dated December 31, 2021

to the Prospectus and Statement of Additional Information, each dated May 1, 2021

Effective March 31, 2022, the principal investment strategy of Pax Global Environmental Markets Fund will change.

Also effective January 1, 2022, Diederik Basch and Curtis Kim will become Portfolio Managers of Pax Small Cap Fund.

Accordingly, the Prospectus and Statement of Additional Information will be amended as follows:

Prospectus Pages 49 and 104

Under Principal Investment Strategies, the first sentence in the second paragraph is replaced with the following:

Under normal market conditions, the Global Environmental Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; digital infrastructure; resource efficiency & waste management; and sustainable food & agriculture.